UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02667

Salomon Brothers Capital Fund Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS

CAPITAL FUND INC

FORM N-Q

SEPTEMBER 30, 2006

SALOMON BROTHERS CAPITAL FUND INC

Schedule of Investments (unaudited)	September 30, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 98.8%
CONSUMER DISCRETIONARY - 15.0%
Leisure Equipment & Products - 1.2%
750,000	Hasbro Inc.	$17,062,500

Media - 13.8%
1,000,000	CBS Corp., Class B Shares	28,170,000
1,000,000	Clear Channel Communications Inc.	28,850,000
3,600,000	Time Warner Inc.	65,628,000
1,231,390	Warner Music Group Corp.	31,954,571
3,750,000	WPP Group PLC	46,461,270

	Total Media	201,063,841

	TOTAL CONSUMER DISCRETIONARY	218,126,341

CONSUMER STAPLES - 1.9%
Food & Staples Retailing - 1.9%
466,286	FHC Delaware Inc. (a)(b)*	2,214,858
528,700	Wal-Mart Stores Inc.	26,075,484

	TOTAL CONSUMER STAPLES	28,290,342

ENERGY - 11.1%
Energy Equipment & Services - 5.4%
600,000	Cameron International Corp.*	28,986,000
2,138,200	Input/Output Inc.*	21,232,326
499,400	National-Oilwell Varco Inc.*	29,239,870

	Total Energy Equipment & Services	79,458,196

Oil, Gas & Consumable Fuels - 5.7%
850,000	Anadarko Petroleum Corp.	37,255,500
350,000	BP PLC, ADR	22,953,000
500,000	Noble Energy Inc.	22,795,000

	Total Oil, Gas & Consumable Fuels	83,003,500

	TOTAL ENERGY	162,461,696

FINANCIALS - 28.0%
Capital Markets - 5.7%
700,000	Lehman Brothers Holdings Inc.	51,702,000
405,000	Merrill Lynch & Co. Inc.	31,679,100

	Total Capital Markets	83,381,100

Consumer Finance - 8.4%
1,300,000	American Express Co.	72,904,000
625,000	Capital One Financial Corp.	49,162,500

	Total Consumer Finance	122,066,500

Diversified Financial Services - 4.0%
1,250,000	JPMorgan Chase & Co.	58,700,000

Insurance - 8.4%
350,000	Arch Capital Group Ltd.*	22,221,500
336	Berkshire Hathaway Inc., Class A Shares*	32,188,800
2,385,000	Marsh & McLennan Cos. Inc.	67,137,750

	Total Insurance	121,548,050

Thrifts & Mortgage Finance - 1.5%
1,688,000	Hudson City Bancorp Inc.	22,366,000

	TOTAL FINANCIALS	408,061,650

INDUSTRIALS - 8.1%
Aerospace & Defense - 3.0%
550,000	L-3 Communications Holdings Inc.	43,081,500

Construction & Engineering - 1.6%
1,000,000	Shaw Group Inc.*	23,640,000

See Notes to Schedule of Investments.

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SALOMON BROTHERS CAPITAL FUND INC

Schedule of Investments (unaudited) (continued)	September 30, 2006

SHARES	SECURITY	VALUE
INDUSTRIALS - 8.1% (continued)
Industrial Conglomerates - 2.3%
1,200,000	Tyco International Ltd.	$33,588,000

Machinery - 1.2%
500,000	Mueller Industries Inc.	17,585,000

	TOTAL INDUSTRIALS	117,894,500

INFORMATION TECHNOLOGY - 29.4%
Communications Equipment - 13.3%
3,454,500	Cisco Systems Inc.*	79,453,500
1,492,465	Comverse Technology Inc.*	31,998,450
1,300,000	Dycom Industries Inc.*	27,950,000
1,300,000	Juniper Networks Inc.*	22,464,000
1,300,000	Motorola Inc.	32,500,000

	Total Communications Equipment	194,365,950

Electronic Equipment & Instruments - 0.9%
1,000,002	Photon Dynamics Inc.*	13,270,026

Internet Software & Services - 1.7%
995,000	Yahoo! Inc.*	25,153,600

IT Services - 4.6%
2,100,000	Accenture Ltd., Class A Shares	66,591,000

Semiconductors & Semiconductor Equipment - 4.0%
1,535,979	Freescale Semiconductor Inc., Class A Shares*	58,444,001

Software - 4.9%
760,700	Blackboard Inc.*	20,158,550
800,000	Check Point Software Technologies Ltd.*	15,240,000
1,300,000	Microsoft Corp.	35,529,000

	Total Software	70,927,550

	TOTAL INFORMATION TECHNOLOGY	428,752,127

MATERIALS - 2.3%
Metals & Mining - 2.3%
800,000	Alcoa Inc.	22,432,000
329,100	Reliance Steel & Aluminum Co.	10,577,274

	TOTAL MATERIALS	33,009,274

TELECOMMUNICATION SERVICES - 3.0%
Wireless Telecommunication Services - 3.0%
800,000	ALLTEL Corp.	44,400,000

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $1,319,708,344)	1,440,995,930

FACE AMOUNT
SHORT-TERM INVESTMENT - 1.6%
Repurchase Agreement - 1.6%
$23,741,000	Interest in $518,363,000 joint tri-party repurchase agreement dated 9/29/06 with Greenwich Capital Markets Inc., 5.350% due 10/2/06; Proceeds at maturity - $23,751,585; (Fully collateralized by various U.S. Government Agency Obligations, 4.221% to 7.589% due 11/1/18 to 2/1/37; Market value - $24,216,012) (Cost - $23,741,000)	23,741,000

	TOTAL INVESTMENTS - 100.4% (Cost - $1,343,449,344#)	1,464,736,930
	Liabilities in Excess of Other Assets - (0.4)%	(6,559,582)

	TOTAL NET ASSETS - 100.0%	$1,458,177,348

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(b)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers Capital Fund Inc (the “Fund”), a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$142,818,029
Gross unrealized depreciation	(21,530,443)

Net unrealized appreciation	$121,287,586

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Capital Fund Inc

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 29, 2006

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: November 29, 2006